ECONOMIC CONTEXT ON GROUP'S OPERATIONS - Argentinian Macro Economic Indicators (Details) - ARS ($) $ in Millions		1 Months Ended
	Dec. 02, 2024	Dec. 31, 2024	May 31, 2024	Mar. 31, 2024	Feb. 29, 2024	Dec. 31, 2023
BADLAR
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Decrease in macro-economic interest rate		0.7781%
Macro-economic indicator, interest rate, percentage		32.88%
LEFI
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Macro-economic indicator, interest rate, percentage		32.00%
Passive pass rate
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Macro-economic indicator, interest rate, percentage			40.00%	80.00%	100.00%	100.00%
TAMAR
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Macro-economic indicator, interest rate, percentage		35.18%
Fixed term deposits, basis for calculation of TAMAR	$ 1,000
TAMAR | Minimum
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Maturity period of term deposits used to calculate TAMAR	30 days
TAMAR | Maximum
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Maturity period of term deposits used to calculate TAMAR	35 days
Private sector deposits
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Percentage of macro-economic indicator to GDP		13.00%				17.10%
Increase (decrease) in economic activity		128.00%
Increase (decrease) in economic activity, in real terms		5.00%
Private sector loans
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Percentage of macro-economic indicator to GDP		8.80%				8.10%
Increase (decrease) in economic activity		230.00%
Increase (decrease) in economic activity, in real terms		52.00%